Public Offering (Details) - $ / shares	Feb. 13, 2024	Feb. 08, 2025
Initial Public Offering [Member]
Public Offering [Line Items]
Amount of public shares	18,400,000
Share purchase price (in Dollars per share)	$ 10	$ 4.8
Over-Allotment Option [Member]
Public Offering [Line Items]
Amount of public shares	2,400,000